CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Successor [Member]
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01	$ 0
Common shares, shares authorized	9,000,000,000	9,000,000,000	25,000,000
Common Stock, Shares, Issued	3,941,000,000	3,934,000,000	3,106,000
Predecessor [Member]
Common Stock, Par or Stated Value Per Share			$ 2
Common shares, shares authorized			6,500,000,000
Common Stock, Shares, Issued			3,010,000,000